Shareholder Fees {- Fidelity® U.S. Bond Index Fund}	Oct. 30, 2021 USD ($)
08.31 Fidelity U.S. Bond Index Fund PRO-07 | Fidelity® U.S. Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none